Derivative Instruments - Summary of Company's Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	$ 0	$ 823	$ 0
Total non-current assets	51,790	64,517	0
Total current liabilities		0	398
Total non-current liabilities		0	21,625
Not Designated as Hedging Instrument
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	823
Total non-current assets	51,790	64,517
Total	51,790	65,340
Total			(22,023)
Not Designated as Hedging Instrument | Interest rate swaps
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	823
Total non-current assets	51,790	48,955
Total current liabilities			(398)
Total non-current liabilities			(13,723)
Not Designated as Hedging Instrument | Interest rate collars
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total non-current assets		15,562
Total non-current liabilities			(7,902)
Not Designated as Hedging Instrument | Level 1
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	0
Total non-current assets	0	0
Total	0	0
Total			0
Not Designated as Hedging Instrument | Level 1 | Interest rate swaps
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	0
Total non-current assets	0	0
Total current liabilities			0
Total non-current liabilities			0
Not Designated as Hedging Instrument | Level 1 | Interest rate collars
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total non-current assets		0
Total non-current liabilities			0
Not Designated as Hedging Instrument | Level 2
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	823
Total non-current assets	51,790	64,517
Total	51,790	65,340
Total			(22,023)
Not Designated as Hedging Instrument | Level 2 | Interest rate swaps
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	823
Total non-current assets	51,790	48,955
Total current liabilities			(398)
Total non-current liabilities			(13,723)
Not Designated as Hedging Instrument | Level 2 | Interest rate collars
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total non-current assets		15,562
Total non-current liabilities			(7,902)
Not Designated as Hedging Instrument | Level 3
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	0
Total non-current assets	0	0
Total	0	0
Total			0
Not Designated as Hedging Instrument | Level 3 | Interest rate swaps
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total current assets	0	0
Total non-current assets	$ 0	0
Total current liabilities			0
Total non-current liabilities			0
Not Designated as Hedging Instrument | Level 3 | Interest rate collars
Disclosure in Tabular Form of Derivative Instruments at Fair Value [Line Items]
Total non-current assets		$ 0
Total non-current liabilities			$ 0